Federated Hermes U S Treasury Cash Reserves Average Annual Total Returns - Administrative Shares [Member] - ADM	12 Months Ended	18 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	4.86%	4.90%
Performance Inception Date		Jul. 01, 2023